Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 26, 2021	Jul. 03, 2022	Jun. 27, 2021
Goodwill and Other Intangible Assets (Details) [Line Items]
Amortization expense		$ 3,412
Amortization expense		3,298	$ 2,400
Maximum [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Remaining useful life	5 years 9 months
Minimum [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Remaining useful life	6 months
Favorable Leases [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Favorable leases		30,732	34,618
Net of accumulated amortization		14,002	12,300
Amortization expense		4,265	3,075
Unfavorable Leases [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Net of accumulated amortization		2,537	5,135
Amortization expense		478	458
Unfavorable leases		$ 294	$ 1,096